UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ------------------

Check here if Amendment [    ]; Amendment Number:
                                                  ----------------
     This Amendment (Check only one.):     [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Artis Capital Management, L.P.
               --------------------------------
Address:       One Market Plaza
               --------------------------------
               Steuart Street Tower, Suite 2700
               --------------------------------
               San Francisco, CA 94105
               --------------------------------

Form 13F File Number:  028-10673
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Robert Riemer
              ----------------------------------------------------
Title:        Chief Financial Officer and Chief Compliance Officer
              ----------------------------------------------------
Phone:        415.344.6213
              ----------------------------------------------------

Signature, Place, and Date of Signing:

/s/Robert Riemer        San Francisco, CA        November 14, 2012
----------------        -----------------        -----------------

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number         Name
     28-
     ----------                   --------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -

Form 13F Information Table Entry Total:     56
                                            --

Form 13F Information Table Value Total:     $490,699
                                            --------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.            Form 13F File Number          Name

     -------        --------------------          ---------------


                                                         ARTIS CAPITAL MANAGEMENT, LP
                                              FORM 13F INFORMATION TABLE AS OF SEPTEMBER 30, 2012
                                                                                                                 VOTING AUTHORITY
                                                                                                             -----------------------
                                                            VALUE X    SHARES/    SH/ PUT/  INVSTMT   OTHER
NAME OF ISSUER                  TITLE OF CLASS  CUSIP      ($1000)    PRN AMT    PRN  CALL  DISCRETN  MGRS   SOLE       SHARED  NONE
--------------                  --------------  ---------  --------  ----------  ---  ----  --------  -----  ---------- ------  ----
Acme Packet Inc                 COM             004764106  $ 12,968     758,375  Sh         sole                758,375   0       0
American Apparel Inc            COM             023850100  $    698     453,288  Sh         sole                453,288   0       0
Amyris Inc                      COM             03236M101  $  3,554   1,033,064  Sh         sole              1,033,064   0       0
Apple Inc                       COM             037833100  $ 30,313      45,440  Sh         sole                 45,440   0       0
Applied Micro Circuits Corp     COM NEW         03822W406  $    374      73,849  Sh         sole                 73,849   0       0
Autobytel Inc                   COM NEW         05275N205  $    198      52,410  Sh         sole                 52,410   0       0
Aviat Networks Inc              COM             05366Y102  $    150      63,000  Sh         sole                 63,000   0       0
Axcelis Technologies Inc        COM             054540109  $  1,200   1,143,107  Sh         sole              1,143,107   0       0
Bona Film Group Ltd             SPONSORED ADS   09777B107  $  1,838     351,467  Sh         sole                351,467   0       0
Charles & Colvard Ltd           COM             159765106  $  8,614   2,386,282  Sh         sole              2,386,282   0       0
China Xiniya Fashion Ltd        SPONSORED ADR   16950W105  $    539     485,461  Sh         sole                485,461   0       0
Clear Channel Outdoor Holdings  CL A            18451C109  $  2,631     439,885  Sh         sole                439,885   0       0
Cogo Group Inc                  ORD SHS         G22538105  $    825     398,600  Sh         sole                398,600   0       0
DISH Network Corp               CL A            25470M109  $  4,157     135,795  Sh         sole                135,795   0       0
eBay Inc                        COM             278642103  $  2,936      60,702  Sh         sole                 60,702   0       0
Entertainment Gaming Asia Inc   COM NEW         29383V206  $    391     190,630  Sh         sole                190,630   0       0
Fortinet Inc                    COM             34959E109  $  2,710     112,344  Sh         sole                112,344   0       0
Fusion-io Inc                   COM             36112J107  $ 33,085   1,093,007  Sh         sole              1,093,007   0       0
Globalscape Inc                 COM             37940G109  $     27      12,616  Sh         sole                 12,616   0       0
Graymark Healthcare Inc         COM PAR $.0001  389465303  $    143     334,055  Sh         sole                334,055   0       0
ID Systems Inc                  COM             449489103  $  3,549     616,112  Sh         sole                616,112   0       0
Imax Corp                       COM             45245E109  $ 47,409   2,381,164  Sh         sole              2,381,164   0       0
Innovative Solutions & Support  COM             45769N105  $     53      13,200  Sh         sole                 13,200   0       0
Intersil Corp                   CL A            46069S109  $  6,691     765,536  Sh         sole                765,536   0       0
KiOR Inc                        CL A            497217109  $163,014  17,528,384  Sh         sole             17,528,384   0       0
K-Swiss Inc                     CL A            482686102  $     56      16,300  Sh         sole                 16,300   0       0
Lattice Semiconductor Corp      COM             518415104  $  1,931     502,753  Sh         sole                502,753   0       0
LinkedIn Corp                   COM CL A        53578A108  $ 32,682     271,447  Sh         sole                271,447   0       0
Lions Gate Entertainment Corp   COM NEW         535919203  $  8,761     573,724  Sh         sole                573,724   0       0
McDermott International Inc     COM             580037109  $    572      46,838  Sh         sole                 46,838   0       0
Mindspeed Technologies Inc      COM NEW         602682205  $  1,626     470,019  Sh         sole                470,019   0       0
MoSys Inc                       COM             619718109  $  3,494     864,736  Sh         sole                864,736   0       0
NetSol Technologies Inc         COM PAR $.001   64115A402  $     53       8,239  Sh         sole                  8,239   0       0
OCZ Technology Group Inc        COM             67086E303  $  1,605     462,620  Sh         sole                462,620   0       0
Official Payments Holdings Inc  COM             67623R106  $    449      91,114  Sh         sole                 91,114   0       0
PLX Technology Inc              COM             693417107  $  2,369     411,929  Sh         sole                411,929   0       0
Powerwave Technologies Inc      COM NEW         739363307  $  1,166   1,910,996  Sh         sole              1,910,996   0       0
Quantum Corp                    COM DSSG        747906204  $  1,682   1,044,847  Sh         sole              1,044,847   0       0
Red Hat Inc                     COM             756577102  $    336       5,900  Sh         sole                  5,900   0       0
Rentrak Corp                    COM             760174102  $    506      29,913  Sh         sole                 29,913   0       0
Research Frontiers Inc          COM             760911107  $     56      12,610  Sh         sole                 12,610   0       0
Rovi Corp                       COM             779376102  $  3,612     248,905  Sh         sole                248,905   0       0
Seachange International Inc     COM             811699107  $    150      19,100  Sh         sole                 19,100   0       0
Sonus Networks Inc              COM             835916107  $ 30,097  15,966,399  Sh         sole             15,966,399   0       0
Soundbite Communications Inc    COM             836091108  $    108      47,025  Sh         sole                 47,025   0       0
Spartech Corp                   COM NEW         847220209  $    306      57,285  Sh         sole                 57,285   0       0
STEC Inc                        COM             784774101  $ 18,026   2,670,469  Sh         sole              2,670,469   0       0
Stereotaxis Inc                 COM NEW         85916J409  $     11       7,999  Sh         sole                  7,999   0       0
Tandy Brands Accessories Inc    COM             875378101  $    256     180,494  Sh         sole                180,494   0       0
TIBCO Software Inc              COM             88632Q103  $ 23,427     775,089  Sh         sole                775,089   0       0
TiVo Inc                        COM             888706108  $ 17,428   1,670,916  Sh         sole              1,670,916   0       0
TriQuint Semiconductor Inc      COM             89674K103  $  2,769     549,440  Sh         sole                549,440   0       0
Ultralife Corp                  COM             903899102  $  2,634     847,057  Sh         sole                847,057   0       0
UTStarcom Holdings Corp         USD ORD SHS     G9310A106  $  5,069   4,921,123  Sh         sole              4,921,123   0       0
Vitesse Semiconductor Corp      COM NEW         928497304  $    360     147,473  Sh         sole                147,473   0       0
Zhone Technologies Inc          COM NEW         98950P884  $  1,035   1,642,540  Sh         sole              1,642,540   0       0


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